14. Subsequent Events	6 Months Ended
Mar. 31, 2013
Notes
14. Subsequent Events

14.   Subsequent Events

In April 2013, the Company issued 250,000 shares of its common stock through the exercise of 250,000 warrants at an exercise price of $0.08 per share.

In April 2013, the Company issued 100,000 shares of its common stock through a convertible note at a conversion price of $0.50 per share.

On May 1, 2013, the Company granted 200,000 options to a new director. The exercise price of the stock options is $0.705 per share.

On May 1, 2013, the company isued 124,000 shares of its common stock through a convertible note at a conversion price of $0.50 per share.